Risk/Return Detail Data - FidelityIntermediateBondFund-RetailPRO	Oct. 30, 2024 USD ($)
Risk/Return:
Registrant Name	Fidelity Salem Street Trust
FidelityIntermediateBondFund-RetailPRO | Fidelity Intermediate Bond Fund
Risk/Return:
Risk/Return [Heading]	Fund Summary Fund: Fidelity® Intermediate Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Fidelity® Intermediate Bond Fund seeks a high level of current income.
Expense [Heading]	Fee Table
Expense Narrative [Text Block]	The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees , such as brokerage commissions, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	Shareholder fees
(fees paid directly from your investment)	none
Operating Expenses Caption [Text]	Annual Operating Expenses
Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 53 % of the average value of its portfolio.
Portfolio Turnover, Rate	53.00%
Expenses Restated to Reflect Current [Text]	Adjusted to reflect current fees.
Expense Example Narrative [Text Block]	This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in investment-grade debt securities (those of medium and high quality) of all types and repurchase agreements for those securities. Managing the fund to have similar overall interest rate risk to the Bloomberg U.S. Intermediate Government/Credit Bond Index. Normally maintaining a dollar-weighted average maturity between three and 10 years. Allocating assets across different market sectors and maturities. Investing in domestic and foreign issuers. Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments. Investing in lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds). Engaging in transactions that have a leveraging effect on the fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-settling securities, to adjust the fund's risk exposure. Investing in Fidelity's Central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines) consistent with the asset classes discussed above.
Risk [Heading]	Principal Investment Risks
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time. The additional index has characteristics relevant to the fund's investment strategies. Index descriptions appear in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit www.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index and an additional index over various periods of time.
Performance Availability Website Address [Text]	www.fidelity.com
Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	Year-by-Year Returns
Year to Date Return, Label	Year-to-Date Return
Bar Chart, Year to Date Return, Date	Sep. 30, 2024
Bar Chart, Year to Date Return	4.95%
Highest Quarterly Return, Label	Highest Quarter Return
Highest Quarterly Return, Date	Jun. 30, 2020
Highest Quarterly Return	4.65%
Lowest Quarterly Return, Label	Lowest Quarter Return
Lowest Quarterly Return, Date	Mar. 31, 2022
Lowest Quarterly Return	(4.66%)
Performance Table Heading	Average Annual Returns
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityIntermediateBondFund-RetailPRO | Fidelity Intermediate Bond Fund | Fidelity Intermediate Bond Fund
Risk/Return:
Management fee	0.28%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.16%
Total annual operating expenses	0.44%
1 year	$ 45
3 years	141
5 years	246
10 years	$ 555
2014	3.31%
2015	0.68%
2016	2.76%
2017	2.31%
2018	0.51%
2019	7.19%
2020	7.21%
2021	(1.33%)
2022	(8.73%)
2023	5.54%
FidelityIntermediateBondFund-RetailPRO | Fidelity Intermediate Bond Fund | Return Before Taxes | Fidelity Intermediate Bond Fund
Risk/Return:
Label	Return Before Taxes
Past 1 year	5.54%
Past 5 years	1.78%
Past 10 years	1.84%
FidelityIntermediateBondFund-RetailPRO | Fidelity Intermediate Bond Fund | After Taxes on Distributions | Fidelity Intermediate Bond Fund
Risk/Return:
Label	Return After Taxes on Distributions
Past 1 year	4.26%
Past 5 years	0.72%
Past 10 years	0.80%
FidelityIntermediateBondFund-RetailPRO | Fidelity Intermediate Bond Fund | After Taxes on Distributions and Sales | Fidelity Intermediate Bond Fund
Risk/Return:
Label	Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	3.26%
Past 5 years	0.95%
Past 10 years	0.97%
FidelityIntermediateBondFund-RetailPRO | Fidelity Intermediate Bond Fund | LB001
Risk/Return:
Label	Bloomberg U.S. Aggregate Bond Index
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
FidelityIntermediateBondFund-RetailPRO | Fidelity Intermediate Bond Fund | LB007
Risk/Return:
Label	Bloomberg U.S. Intermediate Government/Credit Bond Index
Past 1 year	5.24%
Past 5 years	1.59%
Past 10 years	1.72%

[1]	A Adjusted to reflect current fees.